Cash and cash equivalents (Details) - Schedule of carrying amounts of the Company’s bank and cash balances - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Bank and Cash balances	$ 10,753,118	$ 117,434
China, Yuan Renminbi
Short-Term Debt [Line Items]
Bank and Cash balances	642,036	$ 117,434
United States of America, Dollars
Short-Term Debt [Line Items]
Bank and Cash balances	$ 10,111,082